Supplement to Spinnaker Plus Prospectus
                     Supplement dated April 30, 2010
          to Prospectus dated December 1, 2004 as supplemented

The disclosure set forth below replaces the information found on pages 4-7 in the prospectus and any prior supplements.

===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2009. The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



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
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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced       0.90% 	None		0.01% 		0.91%	   None		0.91%
 Fund
American Century VP International  1.36% 	None		0.02% 		1.38%	   None		1.38%
 Fund
American Century VP Value          0.97% 	None		None		0.97%	   None		0.97%
 Fund
American Century VP Ultra          1.00%   	None		0.01% 		1.01%	   None		1.01%
 [registered trademark symbol]
 Fund  (1)
American Century VP Ultra          0.90% 	0.25% 		0.01% 		1.16%	   None		1.16%
 [registered trademark symbol] -
 Class II Fund

The Dreyfus Socially Responsible   0.75%	None		0.14%		0.89%	   None		0.89%
 Growth Fund, Inc. -- Initial
 Shares
Dreyfus IP -  MidCap Stock         0.75%	None		0.09%		0.84%	   None 	0.84%
 Portfolio -- Initial Shares (11)
Dreyfus IP - Technology Growth     0.75%	None		0.12%		0.87%	   None 	0.87%
 Portfolio -- Initial Shares
Dreyfus VIF -  Appreciation        0.75%	None		0.05%		0.80%	   None		0.80%
 Portfolio -- Initial Shares (11)
Dreyfus VIF - Quality Bond         0.65%	None		0.10%		0.75%	   None		0.75%
 Portfolio -- Initial Shares (11)
Dreyfus Stock Index Fund, Inc. -   0.25%	0.25%		0.04%		0.54%	   None		0.54%
 Service Shares

Federated Capital Income           0.75% 	None		1.52% 		2.27%	  -0.93%(2)	1.34%
 Fund II (11)
Federated High Income Bond         0.60%	None		0.45% 		1.05%	  -0.20%(3)	0.85%
 Fund II - Primary Shares (11)

Fidelity VIP Asset Manager         0.51%	None		0.16%		0.67%	  -0.01%	0.66%(4)
 [service mark symbol] Portfolio
- Initial Class  (11)
Fidelity VIP Contrafund[registered 0.56%	None		0.11%		0.67%	  -0.02% 	0.65% (5)
 trademark symbol] Portfolio -
 Initial Class

Fidelity VIP Equity-Income         0.46%	None		0.12%		0.58%	   None		0.58%
 Portfolio - Initial Class
Fidelity VIP Growth & Income       0.46%	None		0.15%		0.61%	  -0.01%	0.60%(5)
 Portfolio  - Initial Class
Fidelity VIP Growth Opportunities  0.56%	None		0.16%		0.72%	   None		0.72%
 Portfolio - Initial Class (6)
Fidelity VIP Growth Portfolio -    0.56%	None		0.13%		0.69%	  -0.01% 	0.68% (5)
 Initial Class  (11)

Fidelity VIP Money Market          0.19%	0.25%		0.12%		0.56%	  -0.01%	0.55% (7)
 Portfolio - Service Class 2

Franklin Small-Mid Cap Growth 	   0.51%	0.25%		0.31%		1.07%	  -0.01%	1.06%
 Securities Fund - Class  2 (8)
Franklin U.S. Government  Fund -   0.49%	0.25%		0.04%		0.78%	   None		0.78%
 Class  2
Templeton Growth Securities        0.75%	0.25%		0.04%		1.04%	   None		1.04%
 Fund - Class 2
Franklin Income Securities         0.45%	0.25%		0.02%		0.72%	   None		0.72%
 Fund - Class 2

Mutual Shares Securities Fund -    0.60%	0.25%		0.18%		1.03%	   None		1.03%
 Class 2
Templeton Developing Markets       1.25%	0.25%		0.23%		1.73%	  -0.01%	1.72%
 Securities Fund - Class 2 (8)


ING Global Resources Portfolio -   0.65%	0.25%		0.01%		0.91%	   None		0.91%
 Class S (11)
ING JPMorgan  Emerging Markets     1.25%	None		0.01%		1.26%	   None		1.26%
 Equity Portfolio - Class I (9)



Invesco V.I. Global Real Estate    0.75%	None		0.51%		1.26%	   None		1.26%(12)
 Fund (Series I Shares) (10) (11)
Invesco V.I. Global Health Care	   0.75%	None		0.40%(13)	1.15%	   None		1.15%(12)
 Fund (Series I Shares) (10)(11)
Invesco V.I. Capital Appreciation  0.62%	None		0.30% (13)	0.92%	   None		0.92%(12)
 Fund (Series I Shares) (10) (11)
Invesco V.I. Capital Development   0.75%	None		0.37% (13)	1.12%	  -0.01%	1.11%(12)(15)
 Fund (Series I Shares) (10) (14)
Invesco V.I. Capital Development   0.75%	0.25%		0.37% (13)	1.37%	  -0.01%	1.36%(15)(16)
 Fund (Series II Shares) (10)
Invesco V.I. International Growth  0.71%	None		0.35% 		1.06%	   None		1.06%(12)
 Fund (Series I Shares) (10) (14)

Invesco V.I. International Growth  0.71%	0.25%		0.35% 		1.31%	   None		1.31%(16)
 Fund (Series II Shares) (10)

JPMorgan Insurance Trust           0.60%	None		0.80% (17)	1.40% 	  -0.37%	1.03% (18)
 International Equity Portfolio -
 Class 1 Shares (11)
JPMorgan Insurance Trust Mid       0.65%	None		0.31% (19)	0.96%	  -0.05%	0.91% (20)
 Cap Value Portfolio - Class 1
 Shares
JPMorgan  Insurance Trust U.S.     0.55%	None		0.36% 		0.91%	  -0.11%	0.80% (21)
 Equity Portfolio - Class 1
 Shares (6)


Pioneer Bond VCT Portfolio - Class 0.50%	None		0.26%		0.76%	  -0.14%	0.62% (23)
 I Shares (22)
Pioneer Emerging Markets VCT       1.15%	0.25%		0.29%		1.69%	   None		1.69%
 Portfolio -  Class II Shares
Pioneer Equity Income VCT          0.65%	0.25%		0.11%		1.01%	   None		1.01%
 Portfolio  --  Class II Shares
Pioneer Fund VCT Portfolio - Class 0.65%	None		0.09%		0.74%	   None		0.74%
 I Shares (22)
Pioneer Growth Opportunities       0.74%	None		0.14%		0.88% 	  -0.03%	0.85% (24)
 VCT Portfolio  -- Class I
 Shares (22)
Pioneer High Yield VCT Portfolio - 0.65%	0.25%		0.15%		1.05%	   None		1.05%
 Class II Shares
Pioneer Mid Cap Value  VCT         0.65%	None		0.10%		0.75%	   None		0.75%
 Portfolio - Class I Shares (22)
Pioneer Money Market VCT           0.40%	None		0.26%		0.66%	   None		0.66%
 Portfolio - Class I Shares (22)
Pioneer Strategic Income VCT       0.65%	0.25%		0.66%		1.56%	   None		1.56%
 Portfolio - Class II Shares

DWS Balanced VIP - Class A         0.37% 	None		0.25% 		0.62%	   None		0.62%
 Shares  (6)
DWS International VIP - Class A    0.79%	None		0.17% 		0.96%	   None		0.96%
 Shares (6)



The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

1 This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

 2 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") through the later of (the "Termination
Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 3 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's
Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the "Fee Limit")
through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective
Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 4  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.66% for Fidelity VIP
Asset Manager [service mark symbol] Portfolio-Initial Class Shares. These offsets may be discontinued at any time.

 5  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio-Initial
Class Shares, 0.68% for Fidelity VIP Growth Portfolio - Initial Class Shares and 0.60% for Fidelity VIP Growth &
Income Portfolio - Initial Class. These offsets may be discontinued at any time.

 6  This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

 7   FMR or its affiliates agreed to waive certain fees during the period.

 8  The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction is required by the Trust's board of trustees and an exemptive order by the
Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

 9  This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

 10 Effective April 30, 2010, each series portfolio of the AIM Variable Insurance Fund will replace references to "AIM" with "Invesco."

 11 This Portfolio is only available if you have been continuously invested in it since April 30, 2007.

 12 The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

 13 Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests.  You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies.  As a result, the Total Annual Fund Operating
Expenses After Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers.  The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

 14 This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

 15 The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

 16 The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

 17  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the reorganization, "Other
Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.

 18  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets.
This contract continues through 4/30/11, at which time, the Service Providers will determine whether or not to renew or revise it.

 19  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value Portfolio.  Because of the reorganization, "Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.

 20  JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class 1 Shares
(excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of the average daily net assets through 4/30/10. Without the Acquired Fund Fees and Expenses, the Total Annual Operating
Expenses GROSS of the Portfolio would have been 0.86% of the average daily net assets for Class 1 Shares.

 21  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses
related to the Board of Trustees' deferred compensation plan) exceed 0.80% of their average daily net assets.   This
contract continues through 4/30/11, at which time, the Service Providers will determine whether or not to renew or revise it.

 22 This Portfolio is only available if you have been continuously invested in it since November 30, 2004.

 23  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer  has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01%
annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2011. See the statement of additional information for details regarding the expense limitation agreement.

 24  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually.
There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2011.  See the statement of additional information for details regarding the expense limitation agreement.


Explanation of Expense Table

The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy.  Changes to the portfolio expenses affect the results of the expense Examples in your prospectus.
Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com.

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